Allowance for Credit Losses on Loans	12 Months Ended
Mar. 31, 2021
Allowance for credit losses on loans

5. Allowance for credit losses on loans
Changes in Allowance for credit losses on loans by portfolio segment for the fiscal years ended March 31, 2019, 2020 and 2021 are shown below:

	Corporate	Retail	Total
	(in millions of yen)
2019
Balance at beginning of fiscal year	275,825	34,077	309,902

Provision (credit) for credit losses on loans	30,720	1,739	32,459

Charge-offs	(39,815)	(7,709)	(47,524)
Recoveries	12,732	1,371	14,103

Net charge-offs	(27,083)	(6,338)	(33,421)

Others (Note)	(1,507)	(232)	(1,739)

Balance at end of fiscal year	277,955	29,246	307,201

2020
Balance at beginning of fiscal year	277,955	29,246	307,201

Provision (credit) for credit losses on loans	149,915	6,285	156,200

Charge-offs	(35,021)	(9,337)	(44,358)
Recoveries	26,338	1,578	27,916

Net charge-offs	(8,683)	(7,759)	(16,442)

Others (Note)	(6,161)	57	(6,104)

Balance at end of fiscal year	413,026	27,829	440,855

2021
Balance at beginning of fiscal year	413,026	27,829	440,855

April 1, 2020 adoption of CECL	77,514	78,241	155,755

Adjusted Balance at beginning of period	490,540	106,070	596,610

Provision (credit) for credit losses on loans	124,086	(11,310)	112,776

Charge-offs	(72,212)	(6,589)	(78,801)
Recoveries	13,047	888	13,935

Net charge-offs	(59,165)	(5,701)	(64,866)

Others (Note)	7,009	(680)	6,329

Balance at end of fiscal year	562,470	88,379	650,849

Note:	Others includes primarily foreign exchange translation.